Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	December 31,	December 31,
	2024	2023
Right-of-use assets, net	$13,826	$123,783

Operating lease liabilities – current	14,770	176,673
Operating lease liabilities – non-current	-	15,222
Total	$14,770	$191,895

The weighted average discount rates and lease cost for all of operating leases were as follows as of December 31, 2024

	December 31,	December 31,
Weighted average discount rates and lease cost:	2024	2023
Weighted average discount rate	6.20%	6.20%

Operating lease cost	114,637	21,866

Schedule of Maturity of Lease Liabilities

The following table presents maturity of lease liabilities as of December 31, 2024:

As of
December 31,
Twelve months ending December 31,	2024
FY2025	$14,846
Total future minimum lease payments	14,846
Less: imputed interest	(76)
Present value of lease liabilities	$14,770